RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 23, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Apr. 24, 2026	Dec. 15, 2025	Nov. 06, 2025
Related Party Transaction [Line Items]
Executive compensation		$ 809,000	$ 485,000
Debt Instrument, Face Amount							$ 4,029,250
Debt principal amount excluding OID							$ 3,727,678
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Executive compensation				$ 267,691	$ 338,927
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Executive compensation				160,587	174,687
April 24, 2026 Convertible Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		15,615,385	15,615,385			$ 15,615,385
Debt instrument original issue discount						5,465,385
Related Party [Member]
Related Party Transaction [Line Items]
RSUs share granted	10,000,000
Employee loan payable		121,739	121,739	121,739
Note payable		50,000	50,000	50,000				$ 50,000
Debt interest rate percentage								6.00%
Employee loan payable, related party		$ 121,739	$ 121,739	121,739	121,739
Related Party [Member] | Employees Member]
Related Party Transaction [Line Items]
Employee loan payable				50,000	121,739
Employee loan payable, related party				$ 171,739	$ 121,739
Related Party [Member] | Securities Purchase Agreement [Member] | April 24, 2026 Convertible Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount						15,615,385
Debt instrument original issue discount						5,465,385
Debt principal amount excluding OID						$ 10,500,000